Summary of significant accounting policies - Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Property, plant and equipment, net
Depreciation expense	¥ 43,301	$ 6,831	¥ 44,469	¥ 44,828
Buildings | Minimum
Property, plant and equipment, net
Estimated useful lives	37 years 6 months	37 years 6 months
Buildings | Maximum
Property, plant and equipment, net
Estimated useful lives	50 years	50 years
Leasehold Improvements
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Machinery | Minimum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Machinery | Maximum
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Motor Vehicles
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Furniture, Fixtures and Office Equipment | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Furniture, Fixtures and Office Equipment | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Construction-in-progress
Property, plant and equipment, net
Depreciation expense	¥ 0